VALUE LINE CONVERTIBLE FUND INC
Value Line Convertible Fund, Inc.
Investment objective
The Fund’s investment objective is to seek high current income together with capital appreciation.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		VALUE LINE CONVERTIBLE FUND INC
Management Fees (Aspercentage Of Assets)		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (Aspercentage Of Assets)		0.53%
Expenses (Aspercentage Of Assets)		1.53%
Fee Waiver Or Reimbursement	[1]	(0.275%)
Net Expenses (Aspercentage Of Assets)		1.255%
[1]	Effective September 1, 2011 through August 31, 2012, EULAV Asset Management (the "Adviser") and EULAV Securities LLC (the "Distributor") contractually agreed to waive a portion of the management fee equal to 0.125% of the Fund's average daily net assets and a portion of the 12b-1 fee equal to 0.15% of the Fund's average daily net assets, respectively. The waivers cannot be terminated before August 31, 2012 without the approval of the Fund's Board of Directors.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
VALUE LINE CONVERTIBLE FUND INC	128	456	808	1,800

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal investment strategies of the Fund
To achieve the Fund’s investment objective, under normal conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in U.S. “convertible securities” — that is bonds, debentures, corporate notes, or preferred stocks, which are convertible into common stock. The Fund will provide its shareholders with at least 60 days prior notice of any change in this policy. The Fund may also invest up to 20% of its net assets in non-convertible debt or equity securities, U.S. government securities, warrants, repurchase agreements or money market instruments.

The Fund may invest in Rule 144A securities and in both investment-grade and, without restriction, in lower rated, high yielding securities (“junk bonds”). Junk bonds are typically rated below investment grade by one or more of the rating agengies or, if not rated, are determined to be of equivalent quality by Adviser.

While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line TimelinessTM Ranking System or the Value Line PerformanceTM Ranking System (the “Ranking Systems”), as well as the Value Line Convertibles Survey, in selecting securities for purchase or sale. The return provided by a convertible security depends largely on the performance of the common stock for which it can be exchanged. Thus, the Adviser’s evaluation of a convertible security begins with its ranking of the underlying common stock, using the Ranking Systems. The rank for the common stock is then combined with the Adviser’s evaluation of the convertible security which is based on the Value Line Convertibles Survey. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The Fund principally invests in convertible securities that are issued by companies in the United States with a market capitalization of $1.5 billion or more at the time of investment and ranked 1 or 2 by either Ranking System although it may also purchase securities ranked 3. Although the Adviser relies primarily on the rankings of companies by the Ranking Systems and the Value Line Convertibles Survey in selecting securities, the Adviser has discretion in determining the securities in which the Fund shall invest and in what amounts such investments shall be made, taking into account the potential risk and reward of each investment and its liquidity. The Adviser may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. The Fund’s portfolio is actively traded.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. Therefore, before you invest in the Fund you should carefully evaluate the risks.

Convertible securities are often lower-quality debt securities and have less potential for gain or loss than common stock. High-yielding, lower rated securities (junk bonds) have certain speculative characteristics, are subject to greater market fluctuations and involve greater investment risk, including the possibility of default or bankruptcy, and lack of liquidity and risk of loss of income and principal, than is the case with lower yielding, higher rated securities. Issuers of lower rated securities are more likely to experience financial stress in periods of economic downturn or rising interest rates.

Other risks that you assume when investing in the Fund are those associated with investing in common stocks and market risk, the possibility that the securities in a certain market will decline in value because of factors such as changes in interest rates, declines in consumer confidence or poor earnings reports. Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole. There is also the risk that any of the Fund’s holdings could have its credit rating downgraded or the issuer could default, or there could be a sharp rise in interest rates causing the value of certain of the Fund’s securities to fall. Unlike debt securities, which have a preference to an issuer’s assets in case of liquidation or bankruptcy, equity securities are entitled to the residual value after the issuer meets its other obligations.
The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. The Fund will be affected by changes in stock prices, which tend to fluctuate more than bond prices and by changes in interest rates.
The Fund has a high portfolio turnover rate which may result in higher brokerage commissions and may negatively affect the Fund’s performance.
Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There is no guarantee that the Adviser’s investment strategies, including its use of the Ranking Systems and the Value Line Convertibles Survey, will produce the desired results.
The Adviser’s use of the results of the Ranking Systems and the Value Line Convertibles Survey in managing the Fund involves the risk that the Ranking Systems and the Value Line Convertibles Survey may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems or the Value Line Convertibles Survey, or lower ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio.
Certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to sell a security at a lower price, sell other securities instead or forgo an investment opportunity. This could have a negative effect on the Fund’s performance.
An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. For a more complete discussion of risk, please turn to page 12.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Fund performance

This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of the S&P 500® Index which is a broad based market index. These returns are also compared to the Merrill Lynch Convertible Index, a more narrow index that more closely reflects the market sectors in which the Fund invests. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total returns (before taxes) as of 12/31 each year (%)

Best Quarter:       Q3 2009          12.01%
Worst Quarter:    Q4 2008      –19.84%

As of July 31, 2011, the Fund had a year-to-date total return of 1.13%.

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
VALUE LINE CONVERTIBLE FUND INC	Return before taxes	16.46%	3.86%	3.01%
VALUE LINE CONVERTIBLE FUND INC After Taxes On Distributions	Return after taxes on distributions	15.64%	2.95%	2.09%
VALUE LINE CONVERTIBLE FUND INC After Taxes On Distributions and Sales	Return after taxes on distributions and sale of Fund shares	10.65%	2.95%	2.13%
VALUE LINE CONVERTIBLE FUND INC S&P 500®	S&P 500® (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
VALUE LINE CONVERTIBLE FUND INC Merrill Lynch Convertible Index	Merrill Lynch Convertible Index (reflects no deduction for fees, expenses of taxes)	15.68%	6.72%	5.64%